Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,990,245	$ 3,990,245	$ 6,904,093
Less: Accumulated depreciation	(3,783,248)	(3,734,468)	(6,284,034)
Total property and equipment, net	206,997	255,777	620,059
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	866,459	866,459	3,706,017
Website development [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,076,323	3,076,323	3,076,323
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 47,463	47,463	89,027
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment			$ 32,726